Note 7. Note Payable, Former Stockholder (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jan. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from notes payable to stockholders			$ 0	$ 219,000	$ 219,000	$ 43,500
Payments on notes payable to stockholders			$ 0	3,500	3,500	20,000
Note payable and accrued interest exchanged for investment in unconsolidated affiliate						$ 0
Accured Interest					23,758
Restructuring of Notes Payable | Principal
Debt Conversion, Original Debt, Amount					509,960
Restructuring of Notes Payable | Interest
Debt Conversion, Original Debt, Amount					533,718
Controlling stockholder
Proceeds from notes payable to stockholders		$ 19,000
Debt Conversion, Original Debt, Amount					398,224
Former Controlling Stockholder
Debt Instrument, Face Amount					$ 135,494
Debt Instrument, Interest Rate, Stated Percentage					5.76%
Debt Instrument, Maturity Date					Feb. 12, 2016
Debt Instrument, Collateral					transferring the Company's 40% interest in Ananda
Outstanding principal balance	$ 103,494			$ 103,494
Payments on notes payable to stockholders	$ 32,000
Former Controlling Stockholder | Principal
Note payable and accrued interest exchanged for investment in unconsolidated affiliate					$ 103,494
Former Controlling Stockholder | Interest
Note payable and accrued interest exchanged for investment in unconsolidated affiliate					6,436
Former Stockholder
Debt Instrument, Face Amount					$ 135,494
Debt Instrument, Interest Rate, Stated Percentage					5.76%
Breezeway Homes, Inc.
Debt Instrument, Interest Rate, Stated Percentage			3.00%
Debt Instrument, Maturity Date			Dec. 31, 2018
Former Stockholder
Debt Instrument, Face Amount					$ 135,494
Debt Instrument, Interest Rate, Stated Percentage					5.76%
Debt Instrument, Maturity Date					Feb. 12, 2016
Debt Instrument, Collateral					secured by the Company’s 40% interest in Ananda Investments, LLC
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid					$ 32,000
Outstanding principal balance					$ 103,494